Related Party Transactions	12 Months Ended
Feb. 26, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 — RELATED PARTY TRANSACTIONS

On November 25, 2005 (the “Effective Date”), the Company’s subsidiaries, Stratus Technologies Bermuda Ltd. and Stratus Technologies Ireland Ltd., entered into a Collaboration and Licensing Agreement and a Purchase and Distribution Agreement, respectively, with NEC (collectively, “the NEC Agreements”). The terms of the NEC Agreements are ten years, and will automatically renew on an annual basis on each subsequent anniversary of the Effective Date. The Collaboration and Licensing Agreement provides cooperative terms for the development of software and hardware for fault-tolerant computer systems and certain licenses under each party’s respective intellectual property rights for such purpose. The Purchase and Distribution Agreement provides the terms under which Stratus may purchase from NEC and distribute on a non-exclusive basis certain computer systems, components, spare parts and related software.

As of February 26, 2012 and February 27, 2011, the Company had an outstanding accounts receivable balance of $238 and $257 and an outstanding accounts payable balance of $2,079 and $1,479, respectively, with NEC. In addition, during the fiscal years ended February 26, 2012, February 27, 2011 and February 28, 2010, the Company recognized revenue from transactions with NEC of $2,095, $1,938 and $1,512, respectively.

In fiscal 2006, the Company entered into an agreement for management, advisory, strategic planning and consulting services with two significant investors for a yearly fee of $700, which renew on an annual basis. The payment of the yearly fee is restricted by financial performance covenants contained in the 2007 Amendment (see Note 8). Accrued expenses related to this yearly fee totaled $3,092 and $2,392 at February 26, 2012 and February 27, 2011, respectively. In fiscal 2012, 2011 and 2010 an expense of $700 was recorded through the management fee expense line in the consolidated statement of operations for each fiscal year.

In addition, certain managers are party to put option agreements (the “Management Put Options”) pursuant to which such managers have the right to sell to Holdings all (but not less than all) of the ordinary shares held by them under the terms of a Management Shareholder Agreement, at the price at which they purchased such shares, upon the occurrence of certain triggering events, including liquidations, dissolutions or other winding up, or mergers, acquisitions, changes of control or similar events. The total amount payable under the Management Put Options at February 26, 2012 of $1,181 was recorded in redeemable convertible preferred stock and redeemable ordinary stock.

The put value of outstanding redeemable ordinary shares in the amount of $1,270 and $1,329 was included in stockholders’ deficit at February 27, 2011 and February 28, 2010, respectively. These amounts have been reclassified from stockholders’ deficit to redeemable convertible preferred stock and redeemable ordinary stock at February 27, 2011 and February 28, 2010, respectively. The change in classification did not have a material impact on our financial statements or results.